Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of Basic and Diluted Earning per share

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) attributable to equity holders	35	1,458	(94)
Weighted average number of common shares for EPS (millions)	236.4	236.4	236.3
Earnings/(loss) per share	$ 0.15	$ 6.17	($0.40)

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Earnings/(loss) from continuing operations attributable to equity holders	13	(284)	(292)
Weighted average number of common shares for EPS (millions)	236.4	236.4	236.3
Earnings/(loss) per share from continuing operations	$ 0.06	($1.20)	($1.24)